Financial Assets And Financial Liabilities - Summary Of Reconciliation Of Movements Of Liabilities To Cash Flows (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	€ 249,453	€ 166,762	€ 154,307
Proceeds from loans	759,526	419,471	291,204
Proceeds from warrants (Public and Private)			4,625
Principal paid on lease liabilities	(5,846)	(2,809)	(2,191)
Interest paid on lease liabilities	(1,911)	(1,341)	(1,267)
Repayments of loans	(770,956)	(337,977)	(218,902)
Repayments of borrowings			(42)
Interest and bank fees paid	(19,639)	(18,908)	(3,199)
Interest paid on convertible bonds			(223)
Total changes from financing cash flows	(38,826)	58,436	70,005
The effect of changes in foreign exchange rates	830	(441)	5,335
Public Warrants exercised			(6,306)
Change in fair value of derivative warrant liabilities	(1,081)	(6,476)	(80,748)
New leases	3,310	1,386	8,517
Governmental loan receivable	1,447		248
Business combinations		13,014	10,427
Interest and bank fees expenses	21,910	15,247	4,977
Other		1,525
Total liability-related other changes	25,586	24,696	(62,885)
Ending Balance	237,043	249,453	166,762
Loans and borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	207,357	133,627	51,345
Proceeds from loans	759,526	419,471	291,204
Repayments of loans	(770,956)	(337,977)	(218,902)
Repayments of borrowings			(42)
Interest and bank fees paid	(19,639)	(18,908)	(3,199)
Interest paid on convertible bonds			(223)
Total changes from financing cash flows	(31,069)	62,586	68,838
The effect of changes in foreign exchange rates	735	(149)	46
Governmental loan receivable	1,447		248
Business combinations			9,439
Transfers		(3,893)
Interest and bank fees expenses	19,999	13,906	3,711
Other		1,280
Total liability-related other changes	21,446	11,293	13,398
Ending Balance	198,469	207,357	133,627
Derivative warrant liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	3,119	5,834	83,252
Proceeds from warrants (Public and Private)			4,625
Total changes from financing cash flows			4,625
The effect of changes in foreign exchange rates	130	(132)	5,011
Public Warrants exercised			(6,306)
Change in fair value of derivative warrant liabilities	(1,081)	(6,476)	(80,748)
Transfers		3,893
Total liability-related other changes	(1,081)	(2,583)	(87,054)
Ending Balance	2,168	3,119	5,834
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	38,977	27,301	19,710
Principal paid on lease liabilities	(5,846)	(2,809)	(2,191)
Interest paid on lease liabilities	(1,911)	(1,341)	(1,267)
Total changes from financing cash flows	(7,757)	(4,150)	(3,458)
The effect of changes in foreign exchange rates	(35)	(160)	278
New leases	3,310	1,386	8,517
Business combinations		13,014	988
Interest and bank fees expenses	1,911	1,341	1,266
Other		245
Total liability-related other changes	5,221	15,986	10,771
Ending Balance	€ 36,406	€ 38,977	€ 27,301